Derivative Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Market interest rates under finance leases | ¥	¥ 3,894
Forward currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Hedge ratio	1.00%	1.00%
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount | ¥	¥ 6,194
Hedge ratio	1.00%	1.00%
Interest Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount | $			$ 888
Market interest rates under finance leases | $		$ 888